Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes

The following table reconciles the carrying value of the host debt liability component of the convertible promissory notes:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Host debt liability
Balance at beginning of the financial year	—	13,860,647	1,780,819
Proceeds from issuance of convertible promissory notes	23,400,000	—	—
Redemption of convertible promissory notes	—	(14,183,434)	(1,822,291)
Less: Debt discount and transaction costs apportioned to host debt liability*	(1,802,374)	—	—
Less: Fair value of embedded derivative liability (see Note 13.2)	(8,380,211)	—	—
Carrying value of host debt liability at inception	13,217,415	(322,787)	(41,472)
Amortized debt discount and transaction costs**	643,232	322,787	41,472
Balance at end of the financial year	13,860,647	—	—

Schedule of Embedded Derivative Liability

The details of embedded derivative liability are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Embedded derivative liability
Balance at beginning of the financial year	—	6,756,516	868,079
Issuance of convertible promissory notes	8,380,211	—	—
Redemption of convertible promissory notes	—	(5,303,789)	(681,432)
Change in fair value of embedded derivative liability	(1,623,695)	(1,452,727)	(186,647)
Balance at end of the financial year	6,756,516	—	—

Schedule of Key Inputs and Assumptions

The fair value of the embedded derivative liability was determined using a Monte Carlo simulation model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Inception as at November 21, December 2, and December 20, 2024	Year end as at December 31, 2024	At conversion on January 13, 15 and 16, 2025
Share price (US$)	2.55 – 3.03	2.11	0.83 – 1.90
Expected volatility (%)	43.45 – 46.30	49.04	49.77 – 50.16
Risk-free interest rate (%)	4.26 – 4.40	4.17	4.21 – 4.24